Pension Plan and Employee Benefits, Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Successor [Member] | Pension Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period		$ (10,198)
Net actuarial loss amortized during period		8,138
Prior service cost (credit) amortized during period		(51)
Amounts in accumulated other comprehensive income to be recognized in next fiscal year [Abstract]
Future Net actuarial loss (gain)			$ 9,647
Future Prior service cost (credit)			(71)
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)		145,542	145,542
Prior service cost (credit)		(274)	(274)
Successor [Member] | Other Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period		2,292
Net actuarial loss amortized during period		0
Prior service cost (credit) amortized during period		0
Amounts in accumulated other comprehensive income to be recognized in next fiscal year [Abstract]
Future Net actuarial loss (gain)			0
Future Prior service cost (credit)			0
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)		2,292	2,292
Prior service cost (credit)		0	0
Successor [Member] | SERP Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period		(1,345)
Net actuarial loss amortized during period		1,651
Prior service cost (credit) amortized during period		(50)
Amounts in accumulated other comprehensive income to be recognized in next fiscal year [Abstract]
Future Net actuarial loss (gain)			1,634
Future Prior service cost (credit)			(190)
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)		20,999	20,999
Prior service cost (credit)		$ (2,368)	$ (2,368)
Predecessor [Member] | Pension Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period	$ 16,056			$ 3,128
Net actuarial loss amortized during period	2,798			13,828
Prior service cost (credit) amortized during period	(20)			(71)
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)				150,620
Prior service cost (credit)				(345)
Predecessor [Member] | Other Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period	0			(1,039)
Net actuarial loss amortized during period	181			866
Prior service cost (credit) amortized during period	34			119
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)				8,805
Prior service cost (credit)				363
Predecessor [Member] | SERP Benefits [Member]
Amounts recognized in other comprehensive income [Abstract]
Net actuarial loss (gain) occurring during period	0			(4,487)
Net actuarial loss amortized during period	574			2,973
Prior service cost (credit) amortized during period	$ 17			54
Amounts in accumulated other comprehensive income [Abstract]
Net actuarial loss (gain)				23,763
Prior service cost (credit)				$ 120